Allowance for doubtful trade accounts receivables	12 Months Ended
Mar. 31, 2012
Allowance for doubtful trade accounts receivables
23.	Allowance for doubtful trade accounts receivables

Description	Balance at Beginning of Period	Expense / Reversal	Bad debts written off	Effect of exchange rate changes	Balance at end of period
	US$	US$	US$	US$	US$
Fiscal 2012	4,022,664	37,700	(423,245)	(436,685)	3,200,434
Fiscal 2011	4,128,829	(144,263)	—	38,098	4,022,664
Fiscal 2010	3,935,812	(261,825)	—	454,842	4,128,829